UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway Building 700, Unit 700

Reno, NV 89521

 (Address of principal executive offices)    (Zip code)

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 622-6000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 through June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Rareview Dynamic Fixed Income ETF Fund

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	For/Against Management
Templeton Emerging Markets Income Fund, Inc.	TEI	880192109	Annual Meeting	5/27/2021	3/11/2021	Management	1	Election of Trustees: a) Ann Torre Bates; b)David W. Niemiec; c)Larry D. Thompson; d)Robert E. Wade	For All	For
						Management	2	The ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2021.	For	For

Annaly Capital Management, Inc.	NLY	35710409	Annual Meeting	5/19/2021	3/22/2021	Management	1	Election of Directors
						Management	1a	Nominee: Francine J. Bovich	For	For
						Management	1b	Nominee: Wellington J. Denahan	For	For
						Management	1c	Nominee: Katie Beirne Fallon	For	For
						Management	1d	Nominee: David L. Finkelstein	For	For
						Management	1e	Nominee: Thomas Hamilton	For	For
						Management	1f	Nominee: Kathy Hopinkah Hannan	For	For
						Management	1g	Nominee: Michael Haylon	For	For
						Management	1h	Nominee: Eric A. Reeves	For	For
						Management	1i	Nominee: John H. Schaefer	For	For
						Management	1j	Nominee: Glenn A. Votek	For	For
						Management	1k	Nominee: Vicki Williams	For	For
						Management	2	Advisory approval of the Company’s executive compensation.	For	For
						Management	3	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	For	For

Ares Dynamic Credit Allocation Fund, Inc.	ARDC	04014F102	Annual Meeting	5/11/2021	3/15/2021	Management	1

To Consider and vote upon the election of: a) one Class I director, to serve for  a term expiriing on the date on which the Annual Meeting of Stockholders is held in 2023 and until her successor is duly elected and qualifies, and b) two Class II directors, to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in 2024 and until his successor is duly elected and qualifies.

						Management	1.1	Nominee: Paula B. Pretlow, a Class I Director	For	For
						Management	1.2	Nominee: Seth J. Brufsky, a Class II Director	For	For
						Management	1.3	Nominee: John J. Shaw, a Class II Director	For	For

AGNC Investment Corp.	AGNC	00123Q104	Annual Meeting	4/22/2021	2/26/2021	Management	1	Election of Directors:
						Management	1a	Nominee: Donna J. Blank	For	For
						Management	1b	Nominee: Morris A. Davis	For	For
						Management	1c	Nominee: John D. Fisk	For	For
						Management	1d	Nominee: Prue B. Larocc	For	For
						Management	1e	Nominee: Paul E. Mullings	For	For
						Management	1f	Nominee: Frances R. Spark	For	For
						Management	1g	Nominee: Gary D. Kain	For	For
						Management	2	Approval of the Amended and Restated AGNC Investment Corp. 2016 Equity and Incentive Compensation Plan.	For	For
						Management	3	Advisory vote to approve the compensation of our named executive officers.	For	For
						Management	4	Ratification of appointment of Ernst & Young LLP as our independent public accountant for the year ending December 31, 2021.	For	For

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	EDD	617477104	Annual Meeting	6/24/2021	4/5/2021	Management	1	Election of Director Nominees: 1) Patricia Maleski (Class I); 2) Nancy C Everett (Class II); 3) Michael F. Klein (Class II); 4) W. Allen Reed (Class II)	For All	For

Rareview Tax Advantaged Income ETF Fund

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	For/Against Management
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	EDD	617477104	Annual Meeting	6/24/2021	4/5/2021	Management	1	Election of Director Nominees: 1) Patricia Maleski (Class I); 2) Nancy C Everett (Class II); 3) Michael F. Klein (Class II); 4) W. Allen Reed (Class II)	For All	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: August 4, 2021

By /s/ Adam Snitkoff

* Adam Snitkoff

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: August 4, 2021

*Print the name and title of each signing officer under his or her signature.